Note 9 (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]	Financial assets and liabilities held for trading
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES HELD FOR TRADING (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
ASSETS
Derivatives		38,807	32,551
Equity instruments	6.2	12,181	9,901
Debt securities	6.2	36,343	30,846
Issued by central banks		593	584
Issued by public administrations		31,789	27,222
Issued by financial institutions		1,940	1,411
Other debt securities		2,021	1,628
Loans and advances	6.2	67,363	49,887
Loans and advances to central banks		1,074	620
Reverse repurchase agreement		1,074	620
Loans and advances to credit institutions		31,774	17,985
Reverse repurchase agreement		31,633	17,954
Loans and advances to customers		34,515	31,282
Reverse repurchase agreement		31,307	28,639
Total assets	7	154,695	123,185
LIABILITIES
Derivatives		36,160	30,345
Short positions		13,751	13,100
Deposits		69,478	48,472
Deposits from central banks		5,947	3,653
Repurchase agreement		5,947	3,653
Deposits from credit institutions		21,683	18,138
Repurchase agreement		21,093	17,652
Customer deposits		41,848	26,681
Repurchase agreement		41,792	26,600
Total liabilities	7	119,389	91,917